FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05594

                        Dryden Short-Term Bond Fund, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                      Date of fiscal year-end: December 31

                     Date of reporting period: June 30, 2006





Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.





******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05594
Reporting Period: 07/01/2005 - 06/30/2006
Dryden Short Term Corp. Bond Fund, Inc.









============ DRYDEN SHORT-TERM BOND FUND, INC. - DRYDEN SHORT-TERM =============
============          CORPORATE BOND FUND - ADVISOR: PIM           =============

The DRYDEN SHORT-TERM BOND FUND, INC. - DRYDEN SHORT-TERM CORPORATE BOND FUND
- ADVISOR: PIMfund held no voting securities during the period covered by this report. No records are attached.





========= DRYDEN SHORT-TERM BOND FUND, INC. - DRYDEN ULTRA SHORT BOND ==========
=========                     FUND - ADVISOR: PIM                     ==========

The DRYDEN SHORT-TERM BOND FUND, INC. - DRYDEN ULTRA SHORT BOND FUND - ADVISOR:
PIMfund held no voting securities during the period covered by this report.
No records are attached.

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Dryden Short-Term Bond Fund, Inc.


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)





Judy A. Rice, President

* By Power of Attorney. Filed on June 30, 2006. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 28 to the filing on Form N-1A for Dryden Municipal Bond Fund (File No. 33-10649) filed via EDGAR on
June 30, 2006.


Date: August 23, 2006